PROPERTY, PLANT AND EQUIPMENT (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	$ 121,043	$ 33,970
Ending, balances	130,579	121,043
Land Buildings And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	78,034	16,778
Ending, balances	83,151	78,034
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	25,997	6,724
Ending, balances	25,160	25,997
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	17,012	10,468
Ending, balances	22,268	17,012
Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	212,722	66,217
Integration Itau Corpbanca		139,780
Purchases	44,252	23,399
Sales/Retirements	(15,829)	(16,912)
Exchange differences	(6,873)	309
Others		(71)
Ending, balances	234,272	212,722
Gross Assets [Member] | Land Buildings And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	107,989	18,808
Integration Itau Corpbanca		75,797
Purchases	27,125	11,002
Sales/Retirements	(12,636)	(13,206)
Exchange differences	(3,997)	170
Others		15,418
Ending, balances	118,481	107,989
Gross Assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	62,007	15,876
Integration Itau Corpbanca		42,354
Purchases	7,853	7,091
Sales/Retirements	(2,241)	(3,423)
Exchange differences	(2,601)	110
Others		(1)
Ending, balances	65,018	62,007
Gross Assets [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining, balances	42,726	31,533
Integration Itau Corpbanca		21,629
Purchases	9,274	5,306
Sales/Retirements	(952)	(283)
Exchange differences	(275)	29
Others		(15,488)
Ending, balances	$ 50,773	$ 42,726